Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 90,320	kr 87,645
Fair value of plan assets	64,322	64,939
Deficit/surplus (+/-)	25,998	22,706
Plans with net surplus, excluding asset ceiling	2,722	2,303
Provision for post-employment benefits	28,720	25,009	kr 23,723
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	44,845	41,166
Fair value of plan assets	21,912	21,938
Deficit/surplus (+/-)	22,933	19,228
Provision for post-employment benefits	22,933	19,228
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	21,059	21,005
Fair value of plan assets	19,899	20,402
Deficit/surplus (+/-)	1,160	603
Plans with net surplus, excluding asset ceiling		83
Provision for post-employment benefits	1,160	686
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	12,374	13,246
Fair value of plan assets	14,385	14,599
Deficit/surplus (+/-)	(2,011)	(1,353)
Plans with net surplus, excluding asset ceiling	2,246	1,685
Provision for post-employment benefits	235	332
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	12,042	12,228
Fair value of plan assets	8,126	8,000
Deficit/surplus (+/-)	3,916	4,228
Plans with net surplus, excluding asset ceiling	476	535
Provision for post-employment benefits	kr 4,392	kr 4,763